Financial Assets Held for Trading (Tables)	12 Months Ended
Jun. 30, 2026
Financial Assets Held For Trading Abstract
Schedule of Fair value Measurments of Investment

The following table presented fair value measurements of investment:

	June 30, 2026
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Financial assets held for trading	-	2,577,940	-	2,577,940
Total	-	2,577,940	-	2,577,940

Schedule of Movements for Financial Assets Held for Trading

The following table set forth the movements for financial assets held for trading:

Financial Assets Held for Trading
US$
Balance, July 1, 2024	-
Subscription Amount	2,352,941
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain on investments	31,251
Balance, June 30, 2025	2,384,192
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain on investments	193,748
Balance, June 30, 2026	2,577,940